Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of earnings (losses) before income taxes
	For the Years Ended December 31,
	2014	2013	2012
PRC	$(178,062)	$(825,219)	$230,132
BVI	(951,334)	(49,612)	-
	$(1,129,396)	$(874,831)	$230,132

Schedule of income tax expense
	For the Years Ended December 31,
	2014	2013	2012
Income tax (benefit) provision at China Statutory rate	$(238,000)	$(206,000)	$58,000
Benefits of loss not realized	238,000	206,000	-
Benefits of NOL realized	-	-	(58,000)
	$-	$-	$-

Components of deferred income tax asset
	As of December 31,
	2014	2013	2012
Deferred income tax asset:
Net operating loss carry forwards	$752,000	$514,000	$308,000
Valuation allowance	(752,000)	(514,000)	(308,000)
	$-	$-	$-